Cover	Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	UMATRIN HOLDING LIMITED
Entity Central Index Key	0001317839
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-153261
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0814235
Entity Address Address Line 1	315 Madison Avenue
Entity Address Address Line 2	3rd Floor
Entity Address Address Line 3	PMB #3050
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	866
Local Phone Number	874-4888